Short-Term Borrowings and Long-Term Debt (Details 2) (JPY ¥) In Millions	Mar. 31, 2011	Mar. 31, 2010
Aggregate amounts of annual maturities of long-term debt
2012	¥ 109,614
2013	277,679
2014	117,397
2015	210,052
2016	77,978
Later years	129,129
Total	¥ 921,849	¥ 1,160,029